S000034349 [Member] Investment Objectives and Goals - William Blair Emerging Markets Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The William Blair Emerging Markets Small Cap Growth Fund seeks long-term capital appreciation.